COMMITMENT AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF FUTURE ESTIMATED MINIMUM LEASE PAYMENTS

Future estimated minimum lease payments by year and in aggregate, under the Company’s fixed payment operating lease consisted of the following at December 31, 2025:

For the years ended December 31,	Operating Leases
2026	$57
2027	$57
2028	$38
Thereafter	$—
TOTAL	$152